Marketable Securities	12 Months Ended
Dec. 31, 2017
Marketable Securities [Abstract]
Cash, Cash Equivalents, and Marketable Securities [Text Block]
Note 3 – Marketable Securities

The following table summarizes the Company’s short term investments as of December 31, 2017 and 2016.

	As of December 31, 2017
	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in thousands)
Corporate debt securities	$5,983	$7	$(14)	$5,976
Total Short term investments	$5,983	$7	$(14)	$5,976

	As of December 31, 2016
	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in thousands)
Municipals	$1,576	$–	$(2)	$1,574
Corporate debt securities	10,860	11	(94)	10,777
Total Short term investments	$12,436	$11	$(96)	$12,351

The Company’s financial assets are measured at fair value on a recurring basis by level within the fair value hierarchy. All of the Company's short term investments are classified as Level 1. Other than the marketable securities, the Company doesn't have any other financial assets or financial liabilities marked to market at fair value.

The contractual maturity of the above mentioned short term investments varies between less than one year to two years.

The Company reviews the individual securities in its portfolio to determine whether a decline in a security’s fair value below the amortized cost basis is other-than-temporary. The Company determined that as of December 31, 2017 and 2016 there were no investments in its portfolio that were other-than-temporarily impaired.